Exhibit 99.1

NISSAN AUTO LEASE TRUST 2019-B

Servicer’s Report

Collection Period Start	1-Jan-20	Distribution Date	18-Feb-20
Collection Period End	31-Jan-20	30/360 Days	30
Beg. of Interest Period	15-Jan-20	Actual/360 Days	34
End of Interest Period	18-Feb-20

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,506,024,096.62	1,352,728,112.29	1,324,668,296.01	0.8795797
Total Securities		1,506,024,096.62	1,352,728,112.29	1,324,668,296.01	0.8795797
Class A-1 Notes	2.282220%	169,000,000.00	15,704,015.67	0.00	0.0000000
Class A-2a Notes	2.270000%	285,450,000.00	285,450,000.00	278,654,309.66	0.9761931
Class A-2b Notes	1.946250%	233,550,000.00	233,550,000.00	227,989,889.73	0.9761931
Class A-3 Notes	2.270000%	456,000,000.00	456,000,000.00	456,000,000.00	1.0000000
Class A-4 Notes	2.290000%	106,000,000.00	106,000,000.00	106,000,000.00	1.0000000
Certificates	0.000000%	256,024,096.62	256,024,096.62	256,024,096.62	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	15,704,015.67	33,848.91	92.9231696	0.2002894
Class A-2a Notes	6,795,690.34	539,976.25	23.8069376	1.8916667
Class A-2b Notes	5,560,110.27	429,294.09	23.8069376	1.8381250
Class A-3 Notes	0.00	862,600.00	0.0000000	1.8916667
Class A-4 Notes	0.00	202,283.33	0.0000000	1.9083333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	28,059,816.28	2,068,002.58

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					17,771,457.79
Monthly Interest					8,582,023.71

Total Monthly Payments					26,353,481.50
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					545,566.75
Aggregate Sales Proceeds Advance					2,178,379.13

Total Advances					2,723,945.88
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					8,513,463.22
Excess Wear and Tear and Excess Mileage					36,396.29
Remaining Payoffs					0.00
Net Insurance Proceeds					2,406,912.96
Residual Value Surplus					118,770.73

Total Collections					40,152,970.58

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		3,322,891.16			201
Involuntary Repossession		263,469.00			16
Voluntary Repossession		454,031.00			26
Full Termination		—			—
Bankruptcty		—			—
Insurance Payoff			2,374,996.00		125
Customer Payoff				22,001.45	1
Grounding Dealer Payoff				2,710,606.13	129
Dealer Purchase				959,029.21	39

Total		4,040,391.16	2,374,996.00	3,691,636.79	537

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	71,221	1,687,132,046.64	7.00000%	1,352,728,112.29
Total Depreciation Received		(23,216,916.51)		(18,225,172.67)
Principal Amount of Gross Losses	(170)	(3,893,309.70)		(3,171,870.96)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(197)	(4,332,472.01)		(3,436,283.13)
Scheduled Terminations	(184)	(4,019,292.64)		(3,226,489.52)

Pool Balance - End of Period	70,670	1,651,670,055.78		1,324,668,296.01
Remaining Pool Balance
Lease Payment				438,335,289.86
Residual Value				886,333,006.15

Total				1,324,668,296.01

NISSAN AUTO LEASE TRUST 2019-B

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	40,152,970.58
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	40,152,970.58
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	726,576.58
3. Reimbursement of Sales Proceeds Advance	1,770,419.47
4. Servicing Fee:
Servicing Fee Due	1,127,273.43
Servicing Fee Paid	1,127,273.43
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	3,624,269.48
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	33,848.91
Class A-1 Notes Monthly Interest Paid	33,848.91
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	539,976.25
Class A-2a Notes Monthly Interest Paid	539,976.25
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	429,294.09
Class A-2b Notes Monthly Interest Paid	429,294.09
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	862,600.00
Class A-3 Notes Monthly Interest Paid	862,600.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	202,283.33
Class A-4 Notes Monthly Interest Paid	202,283.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	2,068,002.58
Total Note and Certificate Monthly Interest Paid	2,068,002.58
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	34,460,698.52
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	28,059,816.28
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	28,059,816.28
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	6,400,882.24

NISSAN AUTO LEASE TRUST 2019-B

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			7,530,120.48
Required Reserve Account Amount			7,530,120.48
Beginning Reserve Account Balance			7,530,120.48
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			7,530,120.48
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			6,400,882.24
Gross Reserve Account Balance			13,931,002.72
Remaining Available Collections Released to Seller			6,400,882.24
Total Ending Reserve Account Balance			7,530,120.48

V. POOL STATISTICS

Weighted Average Remaining Maturity			18.37
Monthly Prepayment Speed			62%
Lifetime Prepayment Speed			54%

		$	units
Recoveries of Defaulted and Casualty Receivables		3,172,300.30
Securitization Value of Defaulted Receivables and Casualty Receivables		3,171,870.96	170
Aggregate Defaulted and Casualty Gain (Loss)		429.34
Pool Balance at Beginning of Collection Period		1,352,728,112.29
Net Loss Ratio
Current Collection Period		0.0000%
Preceding Collection Period		-0.0117%
Second Preceding Collection Period		0.0046%
Third Preceding Collection Period		-0.0403%
Cumulative Net Losses for all Periods		0.0349%	525,347.65

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.43%	5,760,610.19	302
61-90 Days Delinquent	0.14%	1,925,894.90	104
91-120 Days Delinquent	0.04%	587,097.48	30
More than 120 Days	0.01%	130,682.72	8

Total Delinquent Receivables:	0.61%	8,404,285.29	444

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.20%	0.20%
Preceding Collection Period		0.16%	0.16%
Second Preceding Collection Period		0.13%	0.13%
Third Preceding Collection Period		0.09%	0.09%
60 Day Delinquent Receivables		2,894,529.93
Delinquency Percentage		0.21%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		3,322,891.16	201
Securitization Value		3,565,596.98	201

Aggregate Residual Value Surplus (Loss)		(242,705.82)

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		9,349,209.97	558
Cumulative Securitization Value		10,078,161.84	558

Cumulative Residual Value Surplus (Loss)		(728,951.87)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			2,877,609.22
Reimbursement of Outstanding Advance			1,770,419.47
Additional Advances for current period			2,178,379.13

Ending Balance of Residual Advance			3,285,568.88

Beginning Balance of Payment Advance			1,918,696.33
Reimbursement of Outstanding Payment Advance			726,576.58
Additional Payment Advances for current period			545,566.75

Ending Balance of Payment Advance			1,737,686.50

NISSAN AUTO LEASE TRUST 2019-B

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO